Sales revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales revenues	$ 91,416	$ 102,409	$ 124,474
Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	55,016	62,513	76,211
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	66,275	76,290	94,292
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	25,141	26,119	30,182
Diesel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	27,522	32,260	40,149
Gasoline [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	12,692	14,309	16,175
Liquefied Petroleum Gas [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,166	3,506	5,121
Jet Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,518	5,015	5,423
Naphtha [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,869	1,837	2,396
Fuel Oi Iincluding Bunker Fuel [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	976	1,158	1,411
Fuel Oi Iincluding Bunker Fuel [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,775	5,114	7,399
Other Oil Products [Member] | Subtotal Oil Products [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,273	4,428	5,536
Other Oil Products [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,186	1,451	766
Natural Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,707	5,632	7,673
Crude Oil [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,334	5,475	7,719
Crude Oil [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	18,290	18,447	19,332
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	223	94	283
Breakage [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	439	860	669
Electricities [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	744	657	694
Services Agency And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	812	1,059	1,043
Exports [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	24,251	25,012	27,497
Sales Abroad [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 890	$ 1,107	$ 2,685